Other assets - Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 13,935
Accumulated Amortization	11,019
Net book value	2,916	$ 938
Amortization of intangible assets	412	918
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	734
2020	664
2021	470
2022	439
2023 and thereafter	609
Net book value	2,916	938
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Cost	11,925	18,188
Accumulated Amortization	11,019	17,250
Net book value	906	938
Fully amortized intangible asset disposed during the period	6,643
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value	906	$ 938
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	2,010
Accumulated Amortization	0
Net book value	2,010
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value	$ 2,010